Segment Information (Details) - Schedule of Net Sales by Product Category and Revenue Stream - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Total Net Sales		$ 1,496,963	$ 1,720,273	$ 2,376,225
Components & Storage [Member]
Revenue, Major Customer [Line Items]
Total Net Sales		910,772	1,046,095	1,346,053
Computer System [Member]
Revenue, Major Customer [Line Items]
Total Net Sales		327,263	345,949	644,923
Office Solutions [Member]
Revenue, Major Customer [Line Items]
Total Net Sales		80,767	96,679	155,526
Software & Services [Member]
Revenue, Major Customer [Line Items]
Total Net Sales		55,091	58,424	56,402
Electronics [Member]
Revenue, Major Customer [Line Items]
Total Net Sales		31,020	38,302	52,058
Others [Member]
Revenue, Major Customer [Line Items]
Total Net Sales		92,050	134,824	121,263
Direct sales revenues [Member]
Revenue, Major Customer [Line Items]
Total Net Sales	[1]	1,396,624	1,607,027	2,243,421
Marketplace revenues [Member]
Revenue, Major Customer [Line Items]
Total Net Sales	[2]	32,330	47,005	63,492
Services revenues [Member]
Revenue, Major Customer [Line Items]
Total Net Sales	[3]	$ 68,009	$ 66,241	$ 69,312

[1]	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.
[2]	Includes all the commission revenues earned from sales made by sellers on its websites.
[3]	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.